BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
BALANCE SHEETS
Allowances for Accounts Receivable	$ 9,710	$ 9,710	$ 10,089
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	33,561,124	32,700,883	29,061,883
Common stock, shares outstanding	33,561,124	32,700,883	29,061,883